OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS	12 Months Ended
Dec. 31, 2020
OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS
OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS

NOTE 23 — OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS

Part of the assets resulting from the favorable judgments of credits with Eletrobrás mentioned in Note 19 iv, were used to set up a Non-Standardized Credit Right Investment Fund, constituted and duly authorized to operate by the Securities and Exchange Commission of Brazil (“FIDC NP Barzel”). On July 14, 2015, the single quota of that FIDC was sold in the acquisition of minority interests’ transaction in subsidiaries of Gerdau S.A.

The Company assures the FIDC, through the transfer agreement price adjustments clause, minimum return on the transferred amount of the credit’s rights on the lawsuits. However, where the amounts received in the lawsuits exceed the transferred amount, monetarily adjusted, the Company will be entitled to a percentage of that gain. Additionally, the Company has the right of first offer to repurchase those receivables in the event of sale by the Fund, in accordance to the contract subscribed, and has the amount of R$ 944,513 and R$ 42,893 as of December 31, 2020 recognized in the account “Obligations with FIDC” in the Current liabilities and Non-current liabilities, respectively (R$ 0 and R$ 1,018,501 in December 31, 2019, respectively).